Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

August 16, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Western Asset Variable Global High Yield Bond Portfolio (the “Fund”), a series of Legg Mason Partners Variable Income Trust (the “Registrant”)
Securities Act File No. 33-40603
Investment Company Act File No. 811-06310

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated August 1, 2012 to the Fund’s Prospectus relating to Class I shares dated May 1, 2012.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-8029.

Sincerely,

/s/ Michelle R. Cirillo

Michelle R. Cirillo

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC